Notes payable (Details) - Notes payable and accrued interest - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Notes payable and accrued interest [Abstract]
Convertible debentures	$ 502,500	$ 70,774
Note payable		100,000
Accrued interest	10,364	2,978
Debt discount	(48,385)	(37,908)
Total	$ 464,479	$ 135,844